Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) $ in Thousands	Jun. 30, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 55,972
2019	46,245
2020	36,207
2021	23,064
2022	10,856
2023 and thereafter	2,151
Total minimum payments	174,495
Vehicle Leases
Operating Leased Assets [Line Items]
2018	39,902
2019	35,626
2020	29,436
2021	18,384
2022	8,093
2023 and thereafter	71
Total minimum payments	131,512
Facility Leases
Operating Leased Assets [Line Items]
2018	16,070
2019	10,619
2020	6,771
2021	4,680
2022	2,763
2023 and thereafter	2,080
Total minimum payments	$ 42,983